Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured - CNY (¥) ¥ in Thousands		12 Months Ended
	Aug. 10, 2020	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total	¥ 306,583	¥ 107,299
Significant unobservable inputs Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total	306,583	107,299
Earn-out liability from SPAC transaction [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total	266,828	75,819
Earn-out liability from SPAC transaction [Member] | Significant unobservable inputs Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total	266,828	75,819
Earn-out liability from BeeLive acquisition [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total	39,755	31,480
Earn-out liability from BeeLive acquisition [Member] | Significant unobservable inputs Level 3 [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value hierarchy for assets and liabilities measured [Line Items]
Total	¥ 39,755	¥ 31,480